Cover	Nov. 21, 2023
Cover [Abstract]
Entity Registrant Name	Hero Technologies Inc.
Entity Central Index Key	0001324736
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 21, 2023
Entity Ex Transition Period	false
Entity File Number	333-261062
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	77-0643398
Entity Address Address Line 1	8 The Green Suite 4000
Entity Address City Or Town	Dover
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19901
City Area Code	302
Local Phone Number	538-4165
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false